Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Notes to the consolidated statements of income
Interest expense	€ 135,792,000	€ 107,769,000
Interest income	€ 27,944,000	€ 24,836,000